condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and temporary investments, net	$ 3,682	$ 869
Accounts receivable	3,502	3,689
Income and other taxes receivable	225	146
Inventories	485	629
Contract assets	453	465
Costs incurred to obtain or fulfill contracts with customers	387	366
Prepaid maintenance and other	578	403
Current derivative assets	12	65
Total	9,324	6,632
Non-current assets
Property, plant and equipment, net	17,555	17,337
Intangible assets, net	20,523	20,593
Goodwill, net	10,440	10,559
Contract assets	273	325
Other long-term assets	2,513	2,577
Total	51,304	51,391
Assets	60,628	58,023
Current liabilities
Short-term borrowings	922	922
Accounts payable and accrued liabilities	3,383	3,630
Income and other taxes payable	141	142
Dividends payable	634	605
Advance billings and customer deposits	1,021	1,039
Provisions	244	236
Current maturities of long-term debt	4,465	3,246
Current derivative liabilities	79	11
Total	10,889	9,831
Non-current liabilities
Provisions	620	686
Long-term debt	27,729	25,608
Other long-term liabilities	995	869
Deferred income taxes	4,293	4,231
Total	33,637	31,394
Liabilities	44,526	41,225
Owners' equity
Common equity	15,220	15,620
Non-controlling interests	882	1,178
Total	16,102	16,798
Total	60,628	58,023
Contingent liabilities